Brumadinho dam failure (Tables)	6 Months Ended
Jun. 30, 2025
Brumadinho Dam Failure
Schedule of effects in income statements

	Three-month period ended June 30,		Six-month period ended June 30,
	2025	2024	2025	2024
Integral Reparation Agreement	5	18	30	51
Other obligations	(15)	(4)	(79)	(31)
Incurred expenses	(84)	(89)	(156)	(199)
Insurance	–	6	5	8
Expenses related to Brumadinho event	(94)	(69)	(200)	(171)

Schedule of changes in provisions

	December 31, 2024	Revision to estimates	Monetary and present value adjustments	Disbursements	Translation adjustment	June 30, 2025
Integral Reparation Agreement
Payment obligations	304	(4)	28	(95)	38	271
Provision for socio-economic reparation and others	327	(17)	24	(29)	42	347
Provision for social and environmental reparation	533	(9)	38	(61)	70	571
	1,164	(30)	90	(185)	150	1,189
Other obligations
Tailings containment, geotechnical safety and environmental reparation	504	14	34	(57)	68	563
Individual indemnification	49	8	5	(18)	5	49
Other	253	57	11	(28)	35	328
	806	79	50	(103)	108	940
Liability	1,970	49	140	(288)	258	2,129